SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Interest paid	$ 187	$ 180
Taxes paid	13	29
Equipment acquired under finance leases and equipment loans	$ 200	$ 209